BUSINESS COMBINATIONS - Purchase Price Allocation of Material Acquisition (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill		$ 1,590,338	$ 1,105,073	$ 734,952
Total Assets		3,166,845	2,726,866
Non-current liabilities
Total liabilities		1,133,496	931,185
Total consideration	[1]	278,173	253,691	126,370
Goodwill not deductible for tax purposes		446,762	304,211
Customer relationships and contracts
Non-current assets
Intangibles		11,289	79,051
Cumulative 2024 Acquisitions
Non-current liabilities
Total consideration		529,247
Cumulative 2024 Acquisitions, Preliminary Allocation
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		43,459
Financial liabilities recognised as of acquisition date		(75,230)
Goodwill recognised as of acquisition date		483,264
Acquisitions from Prior Years
Disclosure of detailed information about business combination [line items]
Financial assets recognised as of acquisition date		78,367	236,072
Financial liabilities recognised as of acquisition date		(94,267)	(139,475)
Goodwill recognised as of acquisition date		545,147	342,553
Current assets
Cash and cash equivalents			33,004
Investments			1,327
Trade receivables			62,692
Other receivables			24,006
Other assets			0
Non-current assets
Other receivables			2,743
Other financial assets			3
Property and equipment			3,382
Intangibles			86,921
Right-of-use asset			3,740
Deferred tax			2,244
Indemnification asset			16,010
Goodwill			342,553
Total Assets			578,625
Current liabilities
Trade and other payables		(26,375)	(29,422)	$ (22,468)
Lease liabilities			(3,883)
Tax liabilities			(13,848)
Payroll and social security			(28,527)
Other liabilities			(466)
Borrowings			(4,105)
Non-current liabilities
Deferred tax liabilities			(16,577)
Lease liabilities			(10)
Other financial liabilities			0
Borrowings			(26,590)
Contingencies			(16,047)
Total liabilities			139,475
Non-controlling interest			(17,078)
Total consideration			$ 422,072
Blankfactor
Current assets
Cash and cash equivalents		1,980
Investments		0
Trade receivables		15,045
Other receivables		839
Other assets		1,128
Non-current assets
Other receivables		282
Other financial assets		0
Property and equipment		2,182
Intangibles		0
Right-of-use asset		3,550
Deferred tax		10,724
Indemnification asset		0
Goodwill		384,879
Total Assets		420,609
Current liabilities
Trade and other payables		(20,043)
Lease liabilities		(2,145)
Tax liabilities		(631)
Payroll and social security		(6,207)
Other liabilities		(207)
Borrowings		(40,147)
Non-current liabilities
Deferred tax liabilities		0
Lease liabilities		(1,611)
Other financial liabilities		0
Borrowings		0
Contingencies		(80)
Total liabilities		71,071
Non-controlling interest		0
Total consideration		349,538
Other acquisitions
Current assets
Cash and cash equivalents		9,095
Investments		1,544
Trade receivables		11,904
Other receivables		701
Other assets		359
Non-current assets
Other receivables		123
Other financial assets		0
Property and equipment		233
Intangibles		13,428
Right-of-use asset		751
Deferred tax		133
Indemnification asset		4,366
Goodwill		160,268
Total Assets		202,905
Current liabilities
Trade and other payables		(6,332)
Lease liabilities		(96)
Tax liabilities		(1,461)
Payroll and social security		(7,682)
Other liabilities		(4)
Borrowings		0
Non-current liabilities
Deferred tax liabilities		(2,529)
Lease liabilities		(639)
Other financial liabilities		(87)
Borrowings		0
Contingencies		(4,366)
Total liabilities		23,196
Non-controlling interest		0
Total consideration		$ 179,709

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)